Related Party Transactions (Details Textual) - CHF (SFr)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Payroll charge	SFr 934,179	SFr 1,403,250	SFr 1,973,167
Fees amount	170,755	287,384	337,619
Share based payments	159,235	264,881	263,306
Pension amount	42,560	55,278	94,839
Stock option amount	271,999	SFr 703,235	SFr 1,782,605
Fees payment for other services	28,611
Fees paid	SFr 11,770